Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2022		Oct. 31, 2021
ASSETS
Cash and non-interest-bearing deposits with banks	$ 25,950	[1]	$ 34,573
Interest-bearing deposits with banks	19,384		22,424
Securities (Note 5)	176,849		161,401
Cash collateral on securities borrowed	15,277		12,368
Securities purchased under resale agreements	60,135		67,572
Loans (Note 6)
Residential mortgages	267,727		251,526
Personal	44,754		41,897
Credit card	15,679		11,134
Business and government	179,577		150,213
Allowance for credit losses	(2,823)		(2,849)
Total loans	504,914		451,921
Other
Derivative instruments	36,284		35,912
Customers' liability under acceptances	11,681		10,958
Property and equipment	3,286		3,286
Goodwill	5,090		4,954
Software and other intangible assets	2,478		2,029
Investments in equity-accounted associates and joint ventures	626		658
Deferred tax assets	319		402
Other assets	34,517		29,225
Other miscellaneous assets	94,281		87,424
Total assets	896,790		837,683
Deposits (Note 7)
Personal	228,909		213,932
Business and government	378,363		344,388
Bank	23,271		20,246
Secured borrowings	47,914		42,592
Deposits	678,457		621,158
Obligations related to securities sold short	20,179		22,790
Cash collateral on securities lent	3,299		2,463
Obligations related to securities sold under repurchase agreements	63,692		71,880
Other
Derivative instruments	39,439		32,101
Acceptances	11,685		10,961
Deferred tax liabilities	104		38
Other liabilities	24,752		24,923
Other miscellaneous liabilities	75,980		68,023
Subordinated indebtedness	6,359		5,539
Equity
Contributed surplus	107		110
Retained earnings	28,439		25,793
Accumulated other comprehensive income (AOCI)	1,115		1,069
Total shareholders' equity	48,629		45,648
Non-controlling interests	195		182
Total equity	48,824		45,830
Total liabilities and equities	896,790		837,683
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,325		4,325
Total equity	4,325		4,325
Common shares [member]
Equity
Issued shares (Note 9)	14,643		14,351
Total equity	$ 14,643		$ 14,351

[1]	Includes restricted cash of $482 million (April 30, 2022: $481 million; July 31, 2021: $498 million) and interest-bearing demand deposits with Bank of Canada.